Short-Term Bank Loan	12 Months Ended
Dec. 31, 2010
Short-Term Bank Loan [Abstract]
SHORT-TERM BANK LOAN
15.	SHORT-TERM BANK LOAN
Short-term bank loan, amounting to $3,020 as of December 31, 2010, was borrowed from a PRC bank with the guarantee provided by China National Investment & Guaranty Co., Ltd. and the pledge deposit of a term $679 which was recorded as restricted cash in the consolidated balance sheet. The loan had an annual interest rate of 5.31% and will be due in June or July 2011.